Going Concern (Details Narrative) (USD $)	12 Months Ended		63 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	May 07, 2007
Going Concern Details Narrative
Net loss	$ (45,863)	$ (17,323)	$ (63,186)
Stockholders deficiency	(27,536)	18,327	(27,536)
Proceeds from borrowings	$ 17,200		$ 17,200